Supplementary Data (Unaudited) - Supplemental Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Selected Quarterly Financial Data [Abstract]
Revenue	$ 471,905	$ 334,086	$ 394,759	$ 324,295	$ 151,091	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 1,030,835	$ 870,145	$ 1,204,231	$ 916,201	$ 926,254
Operating income (loss)	83,357	23,307	47,749	33,922	(35,019)	(57,742)	37,895	13,731	(41,861)	66,651	46,652	69,959	(47,977)	15,415
Income (loss) from continuing operations	34,106	4,753	28,110	13,832	(53,048)	(70,191)	22,950	244	(56,154)	(46,165)	(11,106)	(6,353)	(103,151)	(47,031)
Loss (income) from discontinued operations	(57)	285	(7)	(369)	20	271	160	(26)	123	(815)	(356)	(71)	528	3,546
Net income (loss)	$ 34,163	$ 4,468	$ 28,117	$ 14,201	$ (53,068)	$ (70,462)	$ 22,790	$ 270	$ (56,277)	$ (45,350)	$ (10,750)	$ (6,282)	$ (103,679)	$ (50,577)